Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
    Accounting Policy. The Plan follows fair value guidance (ASC 820) that defines fair value, establishes a framework for measuring fair value and requires certain disclosures about fair value measurements. The guidance defines fair value as "the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date." Further, it defines a fair value hierarchy, as follows: Level 1 inputs as quoted prices in active markets for identical assets or liabilities; Level 2 inputs as observable inputs other than Level 1 prices, such as quoted market prices for similar assets or liabilities or other inputs that are observable or can be corroborated by market data; and Level 3 inputs as unobservable inputs that are supported by little or no market activity and that are financial instruments whose value is determined using pricing models or instruments for which the determination of fair value requires significant management judgment or estimation.
C. FAIR VALUE MEASUREMENTS (Continued)
A description of the valuation methodologies used for assets measured at fair value is as follows:
Collective trust funds: Valued based on Net Asset Value ("NAV") of units held in the collective trust, which is used as a practical expedient to estimate fair value as of December 31, 2025 and 2024. The value is determined by reference to the respective fund’s underlying assets, with the exception of the Plan’s stable value collective trust investment where the collective trust’s contract value NAV represents fair value since this is the amount at which the Plan transacts with the collective trust.
Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission ("SEC"). These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Stock fund: Valued at the closing price as reported on the active market on which the security is traded.
Self-directed brokerage account: Participant-directed investments that primarily include common stocks, mutual funds, certificates of deposit ("CDs"), and cash. Common stocks are valued at the closing price as reported on the active market on which the individual securities are traded. Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the Plan are deemed to be actively traded. CDs are valued at amortized cost, which approximates fair value.
    The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
    The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective trust funds	$—	$—	$—	$1,570,045,160	$1,570,045,160
Mutual funds	141,835,067	—	—	—	141,835,067
Stock fund	27,272,518	—	—	—	27,272,518
Self-directed brokerage account	88,324,813	—	—	—	88,324,813
Total assets at fair value	$257,432,398	$—	$—	$1,570,045,160	$1,827,477,558

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective trust funds	$—	$—	$—	$1,406,314,045	$1,406,314,045
Mutual funds	141,977,358	—	—	—	141,977,358
Stock fund	33,852,567	—	—	—	33,852,567
Self-directed brokerage account	58,819,602	—	—	—	58,819,602
Total assets at fair value	$234,649,527	$—	$—	$1,406,314,045	$1,640,963,572
C. FAIR VALUE MEASUREMENTS (Concluded)
    The following table summarizes investments measured at fair value using the NAV per share practical expedient as of December 31, 2025 and 2024. Were the Plan to initiate a full redemption of the collective trust funds, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

	Fair Value at December 31,
	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Collective trust funds:
FIAM Small Capitalization Core Commingled Pool Class D	$30,567,734	$28,464,955	None	Daily	30 days
Fidelity® Diversified International Commingled Pool	38,388,521	31,903,802	None	Daily	30 days
Fidelity® Low-Priced Stock Commingled Pool	30,988,309	31,158,488	None	Daily	30 days
FIAM Core Plus Commingled Pool Class J	56,302,180	59,410,603	None	Daily	30 days
Spartan® 500 Index Pool Class D	251,346,245	204,102,418	None	Daily	30 days
Spartan® Total International Index Pool Class D	49,214,986	37,786,537	None	Daily	30 days
Fidelity Freedom® Blend Retirement Commingled Pool Class S	4,134,070	4,098,981	None	Daily	30 days
Fidelity Freedom® Blend 2010 Commingled Pool Class S	5,228,235	5,049,938	None	Daily	30 days
Fidelity Freedom® Blend 2015 Commingled Pool Class S	8,037,875	8,318,918	None	Daily	30 days
Fidelity Freedom® Blend 2020 Commingled Pool Class S	34,570,070	38,556,894	None	Daily	30 days
Fidelity Freedom® Blend 2025 Commingled Pool Class S	77,846,836	85,784,508	None	Daily	30 days
Fidelity Freedom® Blend 2030 Commingled Pool Class S	166,864,164	154,721,850	None	Daily	30 days
Fidelity Freedom® Blend 2035 Commingled Pool Class S	144,678,715	124,841,919	None	Daily	30 days
Fidelity Freedom® Blend 2040 Commingled Pool Class S	135,591,891	111,479,687	None	Daily	30 days
Fidelity Freedom® Blend 2045 Commingled Pool Class S	124,117,773	99,543,696	None	Daily	30 days
Fidelity Freedom® Blend 2050 Commingled Pool Class S	86,582,209	68,138,819	None	Daily	30 days
Fidelity Freedom® Blend 2055 Commingled Pool Class S	57,414,280	45,722,946	None	Daily	30 days
Fidelity Freedom® Blend 2060 Commingled Pool Class S	33,302,591	24,937,856	None	Daily	30 days
Fidelity Freedom® Blend 2065 Commingled Pool Class S	13,266,043	8,351,582	None	Daily	30 days
Fidelity Freedom® Blend 2070 Commingled Pool Class S	884,579	29,015	None	Daily	30 days
Harbor Capital Appreciation CIT Class R	207,182,775	220,279,651	None	Daily	30 days
Managed Income Portfolio Class II	13,535,079	13,630,982	None	Daily	12 months
	$1,570,045,160	$1,406,314,045